Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) facility agreement	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Operating lease payments	$ 163	$ 105
Majority stockholder
Related Party Transaction [Line Items]
Number of production facility leased | facility	1
Number of operating lease agreements | agreement	3
Operating lease payments	$ 163	$ 163